Note 9 - Financial Instruments - Derivative Financial Instruments (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current liabilities- Derivatives	$ 439,370
Long-term liabilities - Derivatives	481,812	304,174
Not Designated as Hedging Instrument [Member]
Total derivative liabilities	921,182	304,174
FFA Contracts [Member] | Not Designated as Hedging Instrument [Member]
Current liabilities- Derivatives	131,970
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Current liabilities- Derivatives	307,400
Long-term liabilities - Derivatives	$ 481,812	$ 304,174